SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 15: SUBSEQUENT EVENT

Management has evaluated subsequent events through August 14, 2015, the date which the financial statements were available to be issued. All subsequent events requiring recognition as of June 30, 2015 have been incorporated into these consolidated financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events.”

NOTE 15: SUBSEQUENT EVENT

Management has evaluated subsequent events through March 31, 2015, the date which the financial statements were available to be issued. All subsequent events requiring recognition as of December 31, 2014 have been incorporated into these consolidated financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events.”